Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (85,713)	$ (158,972)	$ (257,782)	$ (68,293)	$ (53,179)
Adjustments to reconcile net loss to cash flows used in operating activities
Stock-based compensation	17,041	10,333	39,743	32,202	814
Depreciation	1,960	888	3,698	3,309	2,330
Amortization of intangible assets	815	0	1,629	0	0
Inventory net realizable value write downs	5,500	0	6,748	0	0
Non-cash lease expense	352	170	1,113	0	0
Accretion (amortization) of marketable securities purchased at a premium (discount)	67	0
Deferred income taxes (benefit)			(385)	0	0
Gain on change in fair value of public and private placement of warrants			(25,681)	0	0
Gain on forgiveness of PPP note			(4,850)	0	0
Loss on change in fair value of contingent consideration	15,500	0	(4,700)	0	0
Loss on extinguishment of convertible notes	0	131,908	131,908	0	0
Loss on extinguishment of convertible notes attributable to related parties	0	1,875	1,875	0	0
Amortization of convertible note discounts	0	315	315	3,805	409
Amortization of convertible note discounts attributable to related parties	0	55	55	659	327
(Gain) loss on mark to market derivatives			0	(6,639)	209
(Gain) loss on mark to market derivatives attributable to related parties			0	(1,506)	255
Changes in operating assets and liabilities:
Trade accounts receivable	1,383	0	(1,816)	0	0
Inventories	(6,526)	(370)	(12,925)	(649)	0
Prepaid and other current assets	1,005	(4,213)	(10,958)	280	(134)
Other non-current assets	97	0	(570)	279	110
Accounts payable	125	734	1,327	(26)	1,440
Lease liabilities	(306)	73	(1,156)	0	0
Accrued expenses and other current liabilities	(72)	3,330	18,835	3,741	(516)
Other non-current liabilities	498	197	(779)	(12)	811
Net cash used in operating activities	(48,274)	(13,677)	(114,356)	(32,850)	(47,124)
Cash flows from investing activities:
Acquisition of Apollo, net of cash acquired			(19,360)	0	0
Acquisition of trademark	(850)	(3,200)	(3,350)	0	0
Purchases of marketable securities	(93,891)	0
Purchases of property, plant and equipment	(20,942)	(324)	(38,349)	(2,186)	(15,254)
Net cash used in investing activities	(115,683)	(3,524)	(61,059)	(2,186)	(15,254)
Cash flows from financing activities:
Settlement of public and private placement of warrants			(59)	0	0
Proceeds from business combination and private offering, net of transaction costs of $23,337			463,648	0	0
Borrowings on Pendrell bridge loan			10,000	0	0
Repayment on Pendrell bridge loan			(10,000)	0	0
Proceeds from issuance of Series C preferred stock	0	30,000	30,000	0	0
Issuance cost of Series C preferred stock	0	(90)	(94)	0	0
Proceeds from issuance of convertible notes			0	30,352	18,235
Proceeds from issuance of convertible notes to related parties				648	10,600
Borrowings on term loans			0	0	3,000
Repayments on term loans	0	(300)	(2,800)	(200)	0
Borrowings on equipment advances			0	0	7,000
Repayments on equipment advances	0	(700)	(3,636)	(1,400)	(1,964)
Borrowings on economic injury disaster loan			0	500	0
Repayments on economic injury disaster loan			0	(500)	0
Borrowings on paycheck protection program loan			0	4,850	0
Proceeds from stock issued under equity plans	79	228	1,970	878	34
Proceeds from Employee Stock Purchase Plan	392	0	782	0	0
Net cash provided by financing activities	471	29,138	489,811	35,128	36,905
Net increase (decrease) in cash and cash equivalents	(163,486)	11,937	314,396	92	(25,473)
Cash and cash equivalents at beginning of period	325,007	10,611	10,611	10,519	35,992
Cash and cash equivalents at end of period	161,521	22,548	325,007	10,611	10,519
Non-cash activities:
Conversion of Series A, Series B, Series C, and Founders' convertible preferred into common stock			330,764	0	0
Assets acquired included in accounts payable and accrued expenses and other current liabilities	$ 3,252	492	8,693	448	1,255
Public and private placement of warrants acquired as part of business combination			56,786	0	0
Conversion of public and private placement of warrants into Class A common stock			31,047	0	0
Change in redemption value of Convertible Preferred Stock		1,011,726	1,011,726	0	0
Fair value of contingent consideration provided upon acquisition of Apollo Fusion, Inc.			18,400	0	0
Kodiak Spaceport financing obligation			0	0	765
Supplemental disclosures of cash flow information:
Cash paid for interest		$ 80	691	414	359
Common Class A [Member]
Non-cash activities:
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 33,008	$ 0	$ 0